Prepayments and other current assets	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and other current assets
11.	Prepayments and other current assets

	December 31,
	2017	2018
	RMB	RMB

Interests receivable	78,274	218,553
Prepayments and deposits to vendors and content providers	81,319	183,293
Loans to third parties	-	180,964
Receivables from payment platforms	-	112,061
Amounts receivables from issuance of a subsidiary’s preferred shares	-	102,951
Value added taxes to be deducted	-	69,563
Receivables from disposal of subsidiaries and investments	7,986	59,255
Rental and other deposits	14,214	22,457
Employee advances	16,697	11,536
Others	23,449	58,386

Total	221,939	1,019,019